Investments in subsidiaries, joint ventures and associates - Summary of statements of financial position and statements of income of joint ventures (Detail) - BRL (R$) R$ in Thousands			12 Months Ended
		Feb. 01, 2022	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Current assets			R$ 18,648,895		R$ 18,564,600
Non-current assets			19,603,079		17,876,403
Current liabilities			11,229,658		12,766,252
Non-current liabilities			12,992,490		11,499,783
Equity			14,029,826		12,174,968	R$ 10,469,240	R$ 9,910,265
Net revenue			126,048,701		143,634,708	109,732,842
Costs, operating expenses and income			(602,865)		(514,522)	96,166
Net income (loss) for the year			2,517,753		1,840,069	883,878
Uniao vopak [member]
Disclosure of joint ventures [line items]
Current assets			7,256		3,164
Non-current assets			132		7,454
Current liabilities			92		1,378
Non-current liabilities			4,196		328
Equity			3,100	[1]	8,912
Net revenue			0		3,408	17,660
Costs, operating expenses and income			22,174		(13,412)	(16,144)
Finance income (costs), income and social contribution taxes			(6,786)		2,244	(312)
Net income (loss) for the year			R$ 15,388	[1]	R$ (7,760)	R$ 1,204
Number of shares or units held			5,599		29,995	29,995
Interest in share capital - % in joint ventures			50.00%	[1]	50.00%	50.00%
RPR [member]
Disclosure of joint ventures [line items]
Current assets			R$ 592,237		R$ 615,563
Non-current assets			252,722		156,788
Current liabilities			488,932		432,502
Non-current liabilities			228,994		263,999
Equity			127,033		75,850
Net revenue			2,954,931		3,215,987	R$ 2,092,786
Costs, operating expenses and income			(2,940,640)		(3,085,140)	(2,105,544)
Finance income (costs), income and social contribution taxes			6,608		(52,248)	15,235
Net income (loss) for the year			R$ 20,899		R$ 78,599	R$ 2,477
Number of shares or units held			5,078,888		5,078,888	5,078,888
Interest in share capital - % in joint ventures			33.00%		33.00%	33.00%
Connect car [member]
Disclosure of joint ventures [line items]
Net revenue	[2]					R$ 60,436
Costs, operating expenses and income	[2]					(97,095)
Finance income (costs), income and social contribution taxes	[2]					497
Net income (loss) for the year	[2]					R$ (36,162)
Number of shares or units held	[2]					263,768,000
Interest in share capital - % in joint ventures	[2]					50.00%
Química da Bahia [Member]
Disclosure of joint ventures [line items]
Current assets			R$ 331		R$ 382
Non-current assets			9,734		9,767
Current liabilities			0		0
Non-current liabilities			3,109		3,109
Equity			6,956	[3]	7,040
Net revenue			0		0
Costs, operating expenses and income			(51)		(15)
Finance income (costs), income and social contribution taxes			(33)		0
Net income (loss) for the year			R$ (84)	[3]	R$ (15)
Number of shares or units held			1,493,122		1,493,122
Interest in share capital - % in joint ventures		50.00%	50.00%	[3]	50.00%
Latitude Logística [member]
Disclosure of joint ventures [line items]
Current assets			R$ 6,262		R$ 9,526
Non-current assets			86,273		67,774
Current liabilities			27,309		13,112
Non-current liabilities			53,222		48,912
Equity			12,004	[4]	15,276
Net revenue			12,220		12,722	R$ 5,895
Costs, operating expenses and income			(10,565)		(9,864)	(2,591)
Finance income (costs), income and social contribution taxes			(5,723)		(4,574)	(2,118)
Net income (loss) for the year			R$ (4,068)	[4]	R$ (1,716)	R$ 1,186
Number of shares or units held			9,384,693		9,384,693	4,383,881
Interest in share capital - % in joint ventures			50.00%	[4]	50.00%	50.00%
Navegantes Logística [member]
Disclosure of joint ventures [line items]
Current assets			R$ 5,376		R$ 4,358
Non-current assets			166,000		179,377
Current liabilities			76,402		40,675
Non-current liabilities			47,464		73,311
Equity			47,510	[4]	69,749
Net revenue			0		0	R$ 0
Costs, operating expenses and income			(12,342)		(11,360)	(1,579)
Finance income (costs), income and social contribution taxes			(10,478)		(8,408)	(7,517)
Net income (loss) for the year			R$ (22,820)	[4]	R$ (19,768)	R$ (9,096)
Number of shares or units held			37,998,195		37,998,195	22,298,195
Interest in share capital - % in joint ventures			33.00%	[4]	33.00%	33.00%
Nordeste Logística I [Member]
Disclosure of joint ventures [line items]
Current assets			R$ 39,078		R$ 20,604
Non-current assets			49,869		23,146
Current liabilities			44,852		6,183
Non-current liabilities			22,883		18,546
Equity			21,212	[4]	19,021
Net revenue			16,895		20,631	R$ 11,625
Costs, operating expenses and income			(8,742)		(7,901)	(3,260)
Finance income (costs), income and social contribution taxes			(1,848)		(3,632)	(3,589)
Net income (loss) for the year			R$ 6,305	[4]	R$ 9,098	R$ 4,776
Number of shares or units held			2,317,921		984,587	681,637
Interest in share capital - % in joint ventures			33.00%	[4]	33.00%	33.00%
Nordeste Logística II [Member]
Disclosure of joint ventures [line items]
Current assets			R$ 19,425		R$ 38,951
Non-current assets			46,165		40,806
Current liabilities			1,183		10,915
Non-current liabilities			12,758		10,596
Equity			51,649	[4]	58,246
Net revenue			5,264		3,205	R$ 2,016
Costs, operating expenses and income			(9,732)		(7,367)	(3,980)
Finance income (costs), income and social contribution taxes			(1,085)		531	(494)
Net income (loss) for the year			R$ (5,553)	[4]	R$ (3,631)	R$ (2,458)
Number of shares or units held			22,393,571		22,393,571	3,933,265
Interest in share capital - % in joint ventures			33.00%	[4]	33.00%	33.00%
Nordeste Logística III [Member]
Disclosure of joint ventures [line items]
Current assets			R$ 23,566		R$ 25,598
Non-current assets			52,299		49,800
Current liabilities			2,384		7,871
Non-current liabilities			19,468		16,415
Equity			54,013	[4]	51,112
Net revenue			13,324		12,798	R$ 7,561
Costs, operating expenses and income			(10,354)		(10,720)	(5,030)
Finance income (costs), income and social contribution taxes			963		(1,280)	(1,765)
Net income (loss) for the year			R$ 3,933	[4]	R$ 798	R$ 766
Number of shares or units held			16,977,737		16,977,737	4,871,241
Interest in share capital - % in joint ventures			33.00%	[4]	33.00%	33.00%
Opla
Disclosure of joint ventures [line items]
Current assets			R$ 12,844
Non-current assets			177,782
Current liabilities			58,308
Non-current liabilities			24,007
Equity	[5]		108,311
Net revenue			35,117
Costs, operating expenses and income			(20,415)
Finance income (costs), income and social contribution taxes			(6,561)
Net income (loss) for the year	[5]		R$ 8,141
Number of shares or units held			33,915,815
Interest in share capital - % in joint ventures	[5]		50.00%

[1]	The subsidiary Ultracargo Logística holds an interest in União Vopak–Armazéns Gerais Ltda. (“União Vopak”), which is primarily engaged in liquid bulk storage at the port of Paranaguá.
[2]	The balances presented refer to September 30, 2021, due to the completion of the sale of ConectCar on October 1, 2021.
[3]	The Company acquired a 50% interest in Química da Bahia on February 1, 2022. Until January 31, 2022, Química da Bahia was an associate of Oxiteno S.A.
[4]	The subsidiary IPP participates in the port concession BEL02A at the port of Miramar, in Belém (PA), through Latitude Logística Portuária S.A. (“Latitude”); for the port of Vitória (ES), it participates through Navegantes Logística Portuária S.A. (“Navegantes”); in Cabedelo (PB), it holds an interest in Nordeste Logística I S.A. ("Nordeste Logística I"), Nordeste Logística II S.A. ("Nordeste Logística II”) and Nordeste Logística III S.A. (“Nordeste Logística III”).
[5]	The subsidiary Ultracargo Logística acquired a 50% interest in Opla on July 1, 2023. For more information, see Note 28.c.